ACQUISITION (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future amortization expense:
2014	$ 1,511
2015	1,271
2016	1,101
2017	966
2018	855
2019	764
2020	690
2021	629
2022-2028	$ 3,261